Private Placement Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 22, 2018	Dec. 31, 2023	Dec. 31, 2022
Private Placement Warrants (Details) [Line Items]
Warrant per share (in Dollars per share)		$ 0.5
Private Placement Warrant [Member]
Private Placement Warrants (Details) [Line Items]
Warrants outstanding shares		1,300,000	1,300,000
Warrant [Member]
Private Placement Warrants (Details) [Line Items]
Description of private placement warrant		Each Private Placement Warrant is exercisable to purchase one-half of one ordinary share at an exercise price of $115.00 per whole share.
Warrant [Member] | Private Placement Warrant [Member]
Private Placement Warrants (Details) [Line Items]
Additional sale of shares	120,000	1,180,000
Warrant per share (in Dollars per share)	$ 5	$ 5
Aggregate purchase price amount (in Dollars)		$ 5,900
Private Placement Warrant [Member]
Private Placement Warrants (Details) [Line Items]
Generating gross proceeds (in Dollars)	$ 600